Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenues	$ 321	$ 239
Operating expenses:
Research and development	11,131	13,493
General and administrative expenses	7,438	5,509
Foreign currency losses (gains)	660	(1,491)
Total operating expenses	19,229	17,511
Loss from operations	(18,908)	(17,272)
Other income (expense), net:
Interest income	3	6
Interest expense	(1)	(1)
Other income	2,162	2,502
Loss on issuance of securities in recapitalization transaction	(6,905)
Change in fair value of warrant liability	4,531
Total other income, net	(210)	2,507
Net loss before income taxes	(19,118)	(14,765)
Income tax	(11)
Net loss	(19,129)	(14,765)
Other comprehensive income (loss)
Foreign currency translation adjustment	650	(2,081)
Comprehensive loss	$ (18,479)	$ (16,846)
Net loss per common share, basic and diluted	$ (0.12)	$ (0.15)
Weighted-average number of common shares used in computing basic and diluted net loss per common share	158,566,442	97,647,688